Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 17,109,439	R$ 17,109,439
Beginning balance	17,109,439
Ending balance	16,973,610	17,109,439
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	19,639,356	19,372,010
Beginning balance	19,639,356	19,372,010
Additions	475,192	497,216
Disposals	(198,114)	(318,091)
Transfers	327,226	25,462
Business combination	145,925	65,155
Discontinued operation		(2,396)
Ending balance	20,389,585	19,639,356
Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,529,917)	(2,062,321)
Beginning balance	(2,529,917)	(2,062,321)
Additions	(704,442)	(730,383)
Disposals	155,681	296,569
Transfers	(337,297)	(34,396)
Discontinued operation		614
Ending balance	(3,415,975)	(2,529,917)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	715,259	715,259
Beginning balance	715,259
Ending balance	851,885	715,259
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	715,259	713,291
Beginning balance	715,259	713,291
Business combination	136,626	1,968
Ending balance	851,885	715,259
Concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	15,592,526	15,592,526
Beginning balance	15,592,526
Ending balance	15,428,610	15,592,526
Concession rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	16,912,506	16,664,047
Beginning balance	16,912,506	16,664,047
Additions	361,946	382,788
Disposals	(182,339)	(189,849)
Transfers	341,154	(1,697)
Business combination		57,217
Ending balance	17,433,267	16,912,506
Concession rights [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,319,980)	(1,011,806)
Beginning balance	(1,319,980)	(1,011,806)
Additions	(490,025)	(483,580)
Disposals	143,331	175,435
Transfers	(337,983)	(29)
Ending balance	(2,004,657)	(1,319,980)
Operating license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	234,748	234,748
Beginning balance	234,748
Ending balance	223,008	234,748
Operating license [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	435,624	399,350
Beginning balance	435,624	399,350
Additions		26,552
Transfers		9,722
Ending balance	435,624	435,624
Operating license [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(200,876)	(159,004)
Beginning balance	(200,876)	(159,004)
Additions	(11,740)	(11,743)
Transfers		(30,129)
Ending balance	(212,616)	(200,876)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	69,858	69,858
Beginning balance	69,858
Ending balance	47,031	69,858
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	252,474	252,474
Beginning balance	252,474	252,474
Ending balance	252,474	252,474
Trademarks [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(182,616)	(159,789)
Beginning balance	(182,616)	(159,789)
Additions	(22,827)	(22,827)
Ending balance	(205,443)	(182,616)
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	278,129	278,129
Beginning balance	278,129
Ending balance	201,961	278,129
Customer-related intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	946,824	940,470
Beginning balance	946,824	940,470
Additions	65,813	65,735
Disposals	(11,554)	(65,694)
Transfers	(11,696)	343
Business combination		5,970
Ending balance	989,387	946,824
Customer-related intangible assets [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(668,695)	(575,411)
Beginning balance	(668,695)	(575,411)
Additions	(127,584)	(151,893)
Disposals	8,132	58,609
Transfers	721
Ending balance	(787,426)	(668,695)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	218,919	218,919
Beginning balance	218,919
Ending balance	221,115	218,919
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	376,669	402,378
Beginning balance	376,669	402,378
Additions	47,433	22,141
Disposals	(4,221)	(62,548)
Transfers	(2,232)	17,094
Business combination	9,299
Discontinued operation		(2,396)
Ending balance	426,948	376,669
Other [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(157,750)	(156,311)
Beginning balance	(157,750)	(156,311)
Additions	(52,266)	(60,340)
Disposals	4,218	62,525
Transfers	(35)	(4,238)
Discontinued operation		614
Ending balance	R$ (205,833)	R$ (157,750)